Voya Russell Mid Cap Growth Index Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.35%	6.24%	12.04%
Performance Inception Date		May 01, 2009
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class I | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			8.08%	5.98%	11.77%
Performance Inception Date		May 01, 2009
Class S | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			7.91%	5.82%	11.60%
Performance Inception Date		May 01, 2009
Class S2 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%	14.29%
Class S2 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.66%	6.65%	12.49%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.